Basic and Diluted Earnings Per Share	9 Months Ended
Oct. 31, 2021
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share
12) BASIC AND DILUTED EARNINGS PER SHARE
The following table presents the calculation of basic and diluted earnings per share for the three months ended October 31, 2021 and July 23, 2021 to October 31, 2021, the periods following the Reorganization Transactions.
Basic earnings per share is computed by dividing net income attributable to Core & Main for the period following the Reorganization Transactions by the weighted average number of shares of Class A common stock outstanding during the same period. Shares of Class A common stock issued during the period, including shares of Class A common stock issued in the IPO and IPO Overallotment Option Exercise, were weighted for the portion of the period in which the shares of Class A common stock were outstanding. The Company did not apply the two-class
method because shares of Class B common stock do not participate in earnings or losses of Core & Main. As a result, the shares of Class B common stock are not considered participating securities and are not included in the weighted average shares outstanding for purposes of earnings per share. Net income allocated to holders of non-controlling
interests were excluded from net income available to the Class A common stock. There were no preferred dividends and no shares of preferred stock outstanding for the period.
The diluted net earnings per share calculation includes the basic weighted average number of shares of Class A common stock outstanding plus the dilutive impact of potential outstanding shares of Class A common stock that would be issued upon exchange of Partnership Interests, together with the retirement of a corresponding number of shares of Class B common stock, under the if-converted
method, if dilutive. The treasury stock method is applied to outstanding awards, including unvested Partnership Interests and outstanding stock appreciation rights.

	Three Months Ended October 31, 2021	July 23, 2021 through October 31, 2021
Basic earnings per share:
Net income	$109.3	$72.3
Net income attributable to non-controlling interests	44.9	29.2

Net income available to Class A common stock	64.4	43.1
Weighted average shares outstanding	158,986,524	156,869,487

Net income per share	$0.41	$0.27

Diluted earnings per share:
Net income available to common shareholders—basic	$64.4	$43.1
Increase to net income attributable to dilutive instruments	32.1	20.9

Net income available to common shareholders—diluted	96.5	64.0
Weighted average shares outstanding—basic	158,986,524	156,869,487
Incremental shares of common stock attributable to dilutive instruments	85,595,592	86,211,113

Weighted average shares outstanding—diluted	244,582,116	243,080,600

Net income per share—diluted	$0.39	$0.26